TAXATION - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporation tax
Current year	£ 354	£ 466	£ 433
Prior years	(35)	(42)	(86)
Corporation tax	319	424	347
Deferred tax
Current year	(38)	6	(197)
Prior years	22	(28)	(1)
Deferred tax	(16)	(22)	(198)
Tax charge	£ 303	£ 402	£ 149